Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001567529
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35948
Entity Registrant Name	Kamada Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Holzman St
Entity Address, Address Line Two	Science Park P.O. Box 4081
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670402
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, par value NIS 1.00 each
Trading Symbol	KMDA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	57,686,056
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1281
Auditor Opinion [Text Block]

Opinion on Internal Control Over Financial Reporting

We have audited Kamada Ltd. and subsidiaries’ internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework), (the COSO criteria). In our opinion, Kamada Ltd. and subsidiaries (the Company) maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on the COSO criteria.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the consolidated statements of financial position of the Company as of December 31, 2025 and 2024, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes and our report dated March 11, 2026 expressed an unqualified opinion thereon.

Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	2 Holzman St
Entity Address, Address Line Two	Science Park
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670402
Entity Address, Country	IL
Contact Personnel Name	Amir London
City Area Code	+972
Local Phone Number	8 9406472